CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME (UNAUDITED) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 04, 2012	Nov. 29, 2011	Dec. 04, 2012	Nov. 29, 2011
Revenue:
Restaurant sales and operating revenue	$ 302,753	$ 306,155	$ 634,018	$ 635,009
Franchise revenue	1,480	1,250	3,136	2,741
Total revenue	304,233	307,405	637,154	637,750
Operating costs and expenses:
Cost of merchandise	84,297	91,562	173,822	189,137
Payroll and related costs	102,788	105,814	212,022	216,675
Other restaurant operating costs	66,996	64,801	134,152	133,538
Depreciation	15,120	16,414	30,512	32,700
Selling, general and administrative	38,958	25,410	82,387	53,797
Closures and impairments	18,251	653	19,375	1,098
Interest expense, net	7,181	4,498	13,971	8,895
Gain on extinguishment of debt	(571)	0	(571)	0
Total operating and costs and expenses	333,020	309,152	665,670	635,840
(Loss)/income before income taxes	(28,787)	(1,747)	(28,516)	1,910
(Benefit)/provision for income taxes	(13,719)	254	(16,047)	818
Net (loss)/income	(15,068)	(2,001)	(12,469)	1,092
Other comprehensive income:
Pension liability reclassification, net of tax	380	308	761	616
Total comprehensive (loss)/income	$ (14,688)	$ (1,693)	$ (11,708)	$ 1,708
(Loss)/earnings per share:
Basic (in dollars per share)	$ (0.24)	$ (0.03)	$ (0.20)	$ 0.02
Diluted (in dollars per share)	$ (0.24)	$ (0.03)	$ (0.20)	$ 0.02
Weighted average shares:
Basic (in shares)	62,005	62,598	62,409	63,177
Diluted (in shares)	62,005	62,598	62,409	63,729
Cash dividends declared per share (in dollars per share)	$ 0	$ 0	$ 0	$ 0